Business segment information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Scales Pet Electronics Products
Net sales	$ 31,305	$ 30,386	$ 26,682
Operating (loss) / profit	295	(403)	(117)
Identifiable assets as of March 31	24,424	20,097	17,147
Depreciation and amortization	1,086	120	54
Capital expenditure	2,898	1,412	3,415
Total Operating Segments
Net sales	31,305	30,386	26,682
Operating (loss) / profit	295	(403)	(117)
Identifiable assets as of March 31	24,424	20,097	17,147
Depreciation and amortization	1,086	120	54
Capital expenditure	2,898	1,412	3,415
Corporate
Net sales
Operating (loss) / profit
Identifiable assets as of March 31	7,716	7,026	6,021
Depreciation and amortization	289	226	176
Capital expenditure
Group
Net sales	31,305	30,386	26,682
Operating (loss) / profit	295	(403)	(117)
Identifiable assets as of March 31	32,140	27,123	23,168
Depreciation and amortization	1,375	346	230
Capital expenditure	$ 2,898	$ 1,412	$ 3,415